Share Capital - Schedule of Changes in the Number of Options and RSUs and Weighted Average Exercise Prices (Details)		12 Months Ended
		Dec. 31, 2019 Period $ / shares		Dec. 31, 2018 Period $ / shares		Dec. 31, 2017 Period $ / shares
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's Outstanding at beginning of year		5,056,914		4,036,095
Number of options warrants and RSU's Outstanding at end of year		6,373,331		5,056,914		4,036,095
Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's Outstanding at beginning of year		5,056,914	[1]	4,036,095	[1]	3,241,535
Number of options warrants and RSU's Granted		1,346,000		1,513,000		1,071,000
Number of options warrants and RSU's Exercised				(97,042)		(252,343)
Number of options warrants and RSU's Forfeited		(29,583)		(395,140)		(24,097)
Number of options warrants and RSU's Outstanding at end of year	[1]	6,373,331		5,056,914		4,036,095
Number of options warrants and RSU's Exercisable at end of year		3,294,647		2,478,796		1,844,283
Weighted average exercise price Outstanding at beginning of year | $ / shares		$ 3.36	[1]	$ 3.88	[1]	$ 3.41
Weighted average exercise price Granted | $ / shares		1.22		1.74		4.91
Weighted average exercise price Exercised | $ / shares				0.33		1.91
Weighted average exercise price Forfeited | $ / shares		3.30		3.31		4.18
Weighted average exercise price Outstanding at end of year | $ / shares	[1]	2.91		3.36		3.88
Weighted average exercise price Exercisable at end of year | $ / shares		$ 3.73		$ 3.70		$ 2.97

[1]	Out of which number of RSUs 102,334, 114,668 and 334,087 for the years ended December 31, 2019, 2018 and 2017, respectively.